Segment Information Revenues By Region (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers [Line Items]
Total revenues	$ 2,434,124	$ 2,259,271	$ 1,687,447
United States and Canada (Member)
Revenues from External Customers [Line Items]
Total revenues	1,182,775	1,168,523	606,472
Europe, Middle East, and Africa (Member)
Revenues from External Customers [Line Items]
Total revenues	899,642	803,154	852,343
Other Countries [Member]
Revenues from External Customers [Line Items]
Total revenues	$ 351,707	$ 287,594	$ 228,632